Borrowings and derivative financial instrument - Reconciliation of EBITDA (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Profit before royalties, carbon tax and tax	R 50,275	R 37,250	R (856)
Adjusted for:
Amortisation and depreciation	8,293	7,593	7,214
Interest income	(1,202)	(1,065)	(560)
Finance expense	2,496	3,152	3,303
Share-based payments	383	512	363
Loss on financial instruments	6,279	2,450	6,015
(Gain)/loss on foreign exchange differences	(1,149)	255	(325)
Share of results of equity-accounted investees after tax	(1,989)	(1,700)	(721)
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	(167)	(464)	89
Gain on disposal of property, plant and equipment	(36)	(99)	(77)
Impairments/(reversal of impairments)	5,148	(121)	86
Early redemption premium on the 2025 Notes	196	0	0
Gain on acquisition	0	0	(1,103)
Loss on BTT early settlement	0	186	0
Restructuring costs	107	436	1,252
Transaction costs	140	139	448
Loss on settlement of US$ Convertible Bond	0	1,507	0
Loss due to dilution of interest in joint operation	4	30	0
Income on settlement of dispute	0	(580)	0
IFRS 16 lease payments	(142)	(148)	(132)
Profit on sale of St Helena	(16)	0	0
Occupational healthcare (gain)/expense	(14)	52	(40)
Adjusted EBITDA	R 68,606	R 49,385	R 14,956